Summary of Significant Accounting Policies (Details Narrative) - USD ($)				3 Months Ended		9 Months Ended	12 Months Ended
	Apr. 18, 2024	Mar. 08, 2024	Oct. 27, 2022	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jul. 10, 2024
Property, Plant and Equipment [Line Items]
Grant income				$ 50,000	$ 0		$ 200,000	$ 2,900,000
Common stock, par or stated value per share				$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Stock issued during period shares, new issues				2,682,911	5,000		174,997	718,574
Prepayment shortfall percentage							100.00%
VWAP price percentage						90.00%
Threshold period for closing of valuation						36 months
Cash settlement payment date							tenth
Share price							$ 20.00
Sale of shares	196,500
Fair value of assets acquired							$ 11,000	$ 200,000
Grants receivable				$ 50,000				1,360,000
FLAG Class A Common Stock [Member]
Property, Plant and Equipment [Line Items]
Common stock, par or stated value per share							$ 0.0001
Stock issued during period shares, new issues							100,000
Aggregate cash amount percentage							0.50%
Reset price							$ 100.00
Government Grants [Member]
Property, Plant and Equipment [Line Items]
Government grants award			$ 800,000
Government grants award			800,000
Grants receivable							$ 0	1,400,000
Government Grants [Member] | California Institute For Regenerative Medicine [Member]
Property, Plant and Equipment [Line Items]
Government grants award			$ 3,100,000
Government grants award withdrawn							$ 3,100,000	$ 3,100,000
Forward Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Forward purchase agreement term							36 months
Sale of shares							100,000
Sale price per share						$ 100.00	$ 100.00
Sale value						$ 10,000,000.0
Shares terminated and cancelled		34,000
Fair value							$ 4,500,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives				3 years			3 years
Minimum [Member] | Forward Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Sale price per share							$ 20.00
Minimum [Member] | Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives				3 years			3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives				5 years			5 years
Maximum [Member] | Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives				5 years			5 years